World Omni Auto Receivables Trust 2011-A Monthly Servicer Certificate May 31, 2013		Exhibit 99.1
Dates Covered
Collections Period	05/01/13 - 05/31/13
Interest Accrual Period	05/15/13 - 06/16/13
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/13	281,394,016.28	24,408
Yield Supplement Overcollateralization Amount at 04/30/13	8,318,228.27	0

Receivables Balance at 04/30/13	289,712,244.55	24,408
Principal Payments	14,681,823.80	523
Defaulted Receivables	312,234.32	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/13	7,640,643.11	0

Pool Balance at 05/31/13	267,077,543.32	23,866

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	4,745,684.61	321
Past Due 61-90 days	909,020.45	66
Past Due 91 + days	205,022.16	15

Total	5,859,727.22	402

Total 31+ Delinquent as % Ending Pool Balance	2.19%

Recoveries	252,443.42

Aggregate Net Losses/(Gains) - May 2013	59,790.90

Overcollateralization Target Amount	16,024,652.60
Actual Overcollateralization	16,024,652.60

Weighted Average APR	3.60%
Weighted Average APR, Yield Adjusted	5.89%
Weighted Average Remaining Term	33.93

Flow of Funds	$ Amount

Collections	15,842,634.49
Advances	3,425.67
Investment Earnings on Cash Accounts	858.30
Servicing Fee	(241,426.87)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	15,605,491.59

Distributions of Available Funds
(1) Class A Interest	284,924.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	13,457,484.58
(9) Distribution to Certificateholders	1,765,413.81
(10) Remaining Amounts	0.00
Total Distributions of Available Funds	15,605,491.59

Servicing Fee	241,426.87
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 05/15/13	264,510,375.30
Principal Paid	13,457,484.58
Note Balance @ 06/17/13	251,052,890.72

Class A-1
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-2
Note Balance @ 05/15/13	0.00
Principal Paid	0.00
Note Balance @ 06/17/13	0.00
Note Factor @ 06/17/13	0.0000000%

Class A-3
Note Balance @ 05/15/13	87,782,375.30
Principal Paid	13,457,484.58
Note Balance @ 06/17/13	74,324,890.72
Note Factor @ 06/17/13	34.8943149%

Class A-4
Note Balance @ 05/15/13	127,995,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	127,995,000.00
Note Factor @ 06/17/13	100.0000000%

Class B
Note Balance @ 05/15/13	24,366,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	24,366,000.00
Note Factor @ 06/17/13	100.0000000%

Class C
Note Balance @ 05/15/13	24,367,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	24,367,000.00
Note Factor @ 06/17/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	382,593.20
Total Principal Paid	13,457,484.58

Total Paid	13,840,077.78

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	81,198.70
Principal Paid	13,457,484.58

Total Paid to A-3 Holders	13,538,683.28

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4790031
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8486451

Total Distribution Amount	17.3276482

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3812146
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.1806788

Total A-3 Distribution Amount	63.5618934

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 04/30/13	43,209.64
Balance as of 05/31/13	46,635.31
Change	3,425.67

Reserve Account
Balance as of 05/15/13	2,064,965.17
Investment Earnings	102.50
Investment Earnings Paid	(102.50)
Deposit/(Withdrawal)	—
Balance as of 06/17/13	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17